Cash,Cash Equivalents and Restricted Cash - Schedule of breakdown of cash, cash equivalents and restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 59,056	$ 64,024
Cash and cash equivalents held by the lessor VIE (note 9)	59,271	66,130
Restricted cash	0	1,310
Total cash, cash equivalents and restricted cash	59,271	66,130
Variable Interest Entity, Primary Beneficiary [Member]
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents held by the lessor VIE (note 9)	215	796
Total cash, cash equivalents and restricted cash	$ 215	$ 796